Note 19 - Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of components of inventories [text block]
	2019	2018

Consumable stores	10,716	9,210
Gold in process	376	217
	11,092	9,427